Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 1,326,663	$ (1,546,139)	$ 15,023
Taxes on Reclassification Adjustment For Gains Included In Net Income	$ 187,775	$ 267,425	$ 716,710